Schedule 1 - Condensed Financial Statements of The Company (Details) - Condensed Balance Sheet In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Current assets:
Cash and cash equivalents	$ 378,054	2,288,623	$ 417,202	2,525,618	2,222,160	1,924,884	$ 1,895	11,471	$ 2,410	14,589	24,776	109,393
Other receivables	42,086	254,776		86,565			6,625	40,106		1,212
Amounts due from subsidiaries							246,300	1,491,025		1,528,450
Total current assets	524,935	3,177,801		2,993,900			254,820	1,542,602		1,544,251
Non-current assets:
Investment in subsidiaries							257,950	1,561,555		1,386,753
Total assets	588,190	3,560,730		3,400,789			512,770	3,104,157		2,931,004
Current liabilities:
Other payables							7,451	45,102		5,578
Amounts due to subsidiaries							5,114	30,958		31,046
Total liabilities	68,383	413,968		392,882			12,565	76,060		36,624
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 998,861,526 and 998,861,526 as of December 31, 2012and 2013, respectively)	1,259	7,624		7,624			1,259	7,624		7,624
Additional paid-in capital	384,882	2,329,962		2,284,906			384,882	2,329,962		2,284,906
Retained earnings							132,419	801,625		705,982
Accumulated other comprehensive loss	(18,355)	(111,114)		(104,132)			(18,355)	(111,114)		(104,132)
Total shareholders’ equity	500,205	3,028,097		2,894,380			500,205	3,028,097		2,894,380
Total liabilities and shareholders' equity	$ 588,190	3,560,730		3,400,789			$ 512,770	3,104,157		2,931,004